UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011
Check here if Amendment [  ]; Amendment Number:
                                                 -------
This Amendment (Check only one.):               [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Sursum Capital Management, LP
           -------------------------------------------
Address:   One Fawcett Place
           -------------------------------------------
           Greenwich, Connecticut 06830
           -------------------------------------------


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Thomas L. Hoban
        -------------------------------------------------------
Title:  Chief Operating Officer and Chief Financial Officer
        -------------------------------------------------------
Phone:  203-542-2000
        -------------------------------------------------------

Signature,  Place,  and  Date  of  Signing:

  /s/ Thomas L. Hoban                Greenwich, Connecticut            5/5/2011
---------------------------------  ---------------------------------  ----------
         [Signature]                        [City, State]               [Date]

Report  Type  (Check  only  one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              63

Form 13F Information Table Value Total:  $    1,031,356
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ALTERA CORP                  COM            021441100   11,005   250,000 SH       SOLE       NONE       250,000      0    0
ANNALY CAP MGMT INC          COM            035710409   17,450 1,000,000 SH       SOLE       NONE     1,000,000      0    0
APPLE INC                    COM            037833100   52,276   150,000 SH       SOLE       NONE       150,000      0    0
ARUBA NETWORKS INC           COM            043176106    8,460   250,000 SH       SOLE       NONE       250,000      0    0
BOYD GAMING CORP             COM            103304101    3,748   400,000 SH       SOLE       NONE       400,000      0    0
BP PLC                       SPONSORED ADR  055622104   17,656   400,000 SH       SOLE       NONE       400,000      0    0
CABOT OIL & GAS CORP         COM            127097103   15,891   300,000 SH       SOLE       NONE       300,000      0    0
CBS CORP NEW                 CL B           124857202   12,520   500,000 SH       SOLE       NONE       500,000      0    0
CHESAPEAKE ENERGY CORP       COM            165167107   11,732   350,000 SH       SOLE       NONE       350,000      0    0
CHIPOTLE MEXICAN GRILL INC   COM            169656105   13,619    50,000 SH       SOLE       NONE        50,000      0    0
CITIGROUP INC                COM            172967101   13,260 3,000,000 SH       SOLE       NONE     3,000,000      0    0
CLOROX CO DEL                COM            189054109   14,014   200,000 SH  PUT  SOLE       NONE       200,000      0    0
COLONY FINL INC              COM            19624R106      942    50,000 SH       SOLE       NONE        50,000      0    0
DEMANDTEC INC                COM NEW        24802R506    2,632   200,000 SH       SOLE       NONE       200,000      0    0
DREAMWORKS ANIMATION SKG INC CL A           26153C103    4,888   175,000 SH       SOLE       NONE       175,000      0    0
DRYSHIPS INC                 SHS            Y2109Q101    6,188 1,250,000 SH       SOLE       NONE     1,250,000      0    0
E M C CORP MASS              COM            268648102   39,203 1,476,581 SH       SOLE       NONE     1,476,581      0    0
EXPRESS INC                  COM            30219E103    3,908   200,000 SH       SOLE       NONE       200,000      0    0
F5 NETWORKS INC              COM            315616102   10,257   100,000 SH       SOLE       NONE       100,000      0    0
FORD MTR CO DEL              COM PAR $0.01  345370860    3,728   250,000 SH       SOLE       NONE       250,000      0    0
FRONTIER COMMUNICATIONS CORP COM            35906A108   65,760 8,000,000 SH       SOLE       NONE     8,000,000      0    0
FRONTLINE LTD                SHS            G3682E127   12,385   500,000 SH  CALL SOLE       NONE       500,000      0    0
HALLIBURTON CO               COM            406216101   17,444   350,000 SH       SOLE       NONE       350,000      0    0
HCA HOLDINGS INC             COM            40412C101    5,081   150,000 SH       SOLE       NONE       150,000      0    0
HESS CORP                    COM            42809H107   17,042   200,000 SH       SOLE       NONE       200,000      0    0
INTEL CORP                   COM            458140100   10,090   500,000 SH       SOLE       NONE       500,000      0    0
KELLOGG CO                   COM            487836108   16,194   300,000 SH       SOLE       NONE       300,000      0    0
KOHLS CORP                   COM            500255104   37,128   700,000 SH       SOLE       NONE       700,000      0    0
LOWES COS INC                COM            548661107    2,643   100,000 SH       SOLE       NONE       100,000      0    0
LSI CORPORATION              COM            502161102   10,200 1,500,000 SH       SOLE       NONE     1,500,000      0    0
MACYS INC                    COM            55616P104   36,390 1,500,000 SH       SOLE       NONE     1,500,000      0    0
MACYS INC                    COM            55616P104   36,390 1,500,000 SH  CALL SOLE       NONE     1,500,000      0    0
MCDONALDS CORP               COM            580135101   41,850   550,000 SH       SOLE       NONE       550,000      0    0
MENTOR GRAPHICS CORP         COM            587200106    2,199   150,300 SH       SOLE       NONE       150,300      0    0
MICRON TECHNOLOGY INC        COM            595112103   28,675 2,500,000 SH       SOLE       NONE     2,500,000      0    0
MICRON TECHNOLOGY INC        COM            595112103   11,470 1,000,000 SH  CALL SOLE       NONE     1,000,000      0    0
MOHAWK INDS INC              COM            608190104    6,115   100,000 SH       SOLE       NONE       100,000      0    0
NETFLIX INC                  COM            64110L106    4,756    20,000 SH       SOLE       NONE        20,000      0    0
NEWS CORP                    CL A           65248E104   13,185   750,000 SH       SOLE       NONE       750,000      0    0
NII HLDGS INC                CL B NEW       62913F201   20,835   500,000 SH       SOLE       NONE       500,000      0    0
NIKE INC                     CL B           654106103   15,140   200,000 SH       SOLE       NONE       200,000      0    0
NORDSTROM INC                COM            655664100   15,708   350,000 SH       SOLE       NONE       350,000      0    0
PETROHAWK ENERGY CORP        COM            716495106   14,724   600,000 SH       SOLE       NONE       600,000      0    0
PHILLIPS VAN HEUSEN CORP     COM            718592108    8,129   125,000 SH       SOLE       NONE       125,000      0    0
PRICELINE COM INC            COM NEW        741503403    7,597    15,000 SH       SOLE       NONE        15,000      0    0
PRIDE INTL INC DEL           COM            74153Q102   42,950 1,000,000 SH       SOLE       NONE     1,000,000      0    0
QLIK TECHNOLOGIES INC        COM            74733T105    1,950    75,000 SH       SOLE       NONE        75,000      0    0
QUALCOMM INC                 COM            747525103   27,415   500,000 SH       SOLE       NONE       500,000      0    0
RESEARCH IN MOTION LTD       COM            760975102   22,616   400,000 SH       SOLE       NONE       400,000      0    0
ROSS STORES INC              COM            778296103   17,780   250,000 SH       SOLE       NONE       250,000      0    0
SANDISK CORP                 COM            80004C101   23,045   500,000 SH       SOLE       NONE       500,000      0    0
SANDISK CORP                 COM            80004C101    9,218   200,000 SH  CALL SOLE       NONE       200,000      0    0
SEAGATE TECHNOLOGY PLC       SHS            G7945M107   28,810 2,000,000 SH       SOLE       NONE     2,000,000      0    0
SELECT SECTOR SPDR TR        SBI CONS DISCR 81369Y407   11,703   300,000 SH  PUT  SOLE       NONE       300,000      0    0
SOTHEBYS                     COM            835898107   12,624   240,000 SH       SOLE       NONE       240,000      0    0
SPDR SERIES TRUST            S&P RETAIL ETF 78464A714   15,240   300,000 SH  PUT  SOLE       NONE       300,000      0    0
SPRINT NEXTEL CORP           COM SER 1      852061100   25,520 5,500,000 SH       SOLE       NONE     5,500,000      0    0
STARBUCKS CORP               COM            855244109   18,475   500,000 SH       SOLE       NONE       500,000      0    0
SUNCOR ENERGY INC NEW        COM            867224107   13,452   300,000 SH       SOLE       NONE       300,000      0    0
URBAN OUTFITTERS INC         COM            917047102    7,458   250,000 SH       SOLE       NONE       250,000      0    0
VIRGIN MEDIA INC             COM            92769L101    8,337   300,000 SH       SOLE       NONE       300,000      0    0
WALKER & DUNLOP INC          COM            93148P102    2,430   200,000 SH       SOLE       NONE       200,000      0    0
WILLIAMS COS INC DEL         COM            969457100   21,826   700,000 SH       SOLE       NONE       700,000      0    0
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